Net fee and commission income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income (expense) [abstract]
Contract assets	£ 0	£ 0	£ 0
Contract liabilities	0	0	0
Impairment loss on receivables or contract assets arising from contracts with customers	0	0	0
Capitalised contract costs	154	141	159
Amortisation, capitalised contract costs	36	36	30
Impairment loss, capitalised contract costs	£ 0	£ 0	£ 0